Quarterly Holdings Report
for
Fidelity® Disruptive Technology ETF
August 31, 2025
DRT-NPRT1-1025
1.9907235.102
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 1.3%
Information Technology - 1.3%
Software - 1.3%
WiseTech Global Ltd	36,523	2,433,033
CANADA - 4.5%
Information Technology - 4.5%
IT Services - 4.5%
Shopify Inc Class A (United States) (a)	59,452	8,399,379
CHINA - 1.6%
Consumer Discretionary - 1.6%
Broadline Retail - 1.6%
PDD Holdings Inc Class A ADR (a)	24,361	2,928,679
GERMANY - 2.8%
Information Technology - 2.8%
Software - 2.8%
SAP SE	18,830	5,104,170
ISRAEL - 1.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Global-e Online Ltd (a)	81,507	2,727,224
JAPAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Disco Corp	5,900	1,660,134
NETHERLANDS - 5.8%
Communication Services - 1.1%
Entertainment - 1.1%
Universal Music Group NV	74,605	2,106,949
Financials - 0.8%
Financial Services - 0.8%
Adyen NV (a)(b)(c)	918	1,540,499
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
BE Semiconductor Industries NV	33,188	4,468,947
NXP Semiconductors NV	11,157	2,620,221
		7,089,168
TOTAL NETHERLANDS		10,736,616
SINGAPORE - 2.7%
Communication Services - 2.7%
Entertainment - 2.7%
Sea Ltd Class A ADR (a)	27,200	5,073,888
TAIWAN - 5.5%
Information Technology - 5.5%
Semiconductors & Semiconductor Equipment - 5.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	44,441	10,260,094
UNITED STATES - 73.3%
Communication Services - 10.9%
Entertainment - 2.1%
Spotify Technology SA (a)	5,721	3,901,035
Interactive Media & Services - 6.3%
Alphabet Inc Class C	11,056	2,360,788
Meta Platforms Inc Class A	12,589	9,299,495
		11,660,283
Media - 2.5%
Magnite Inc (a)	178,774	4,639,185
TOTAL COMMUNICATION SERVICES		20,200,503

Consumer Discretionary - 6.0%
Broadline Retail - 5.0%
Amazon.com Inc (a)	40,782	9,339,078
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (a)	13,753	1,795,179
TOTAL CONSUMER DISCRETIONARY		11,134,257

Financials - 1.9%
Financial Services - 1.9%
Toast Inc Class A (a)	76,756	3,461,696
Industrials - 1.1%
Ground Transportation - 1.1%
Uber Technologies Inc (a)	21,939	2,056,781
Information Technology - 53.4%
IT Services - 5.5%
Cloudflare Inc Class A (a)	20,514	4,281,477
IBM Corporation	11,397	2,775,056
Twilio Inc Class A (a)	30,263	3,196,075
		10,252,608
Semiconductors & Semiconductor Equipment - 12.8%
Marvell Technology Inc	106,074	6,668,342
Micron Technology Inc	33,371	3,971,482
NVIDIA Corp	74,537	12,982,855
		23,622,679
Software - 33.6%
Atlassian Corp Class A (a)	10,726	1,906,868
Crowdstrike Holdings Inc Class A (a)	5,373	2,276,540
CyberArk Software Ltd (a)	7,140	3,236,276
Datadog Inc Class A (a)	36,082	4,931,688
Figma Inc Class A	510	35,843
Intuit Inc	4,161	2,775,387
Microsoft Corp	23,194	11,752,169
Monday.com Ltd (a)	24,002	4,632,386
Oracle Corp	10,021	2,266,049
Palantir Technologies Inc Class A (a)	50,538	7,919,810
Palo Alto Networks Inc (a)	20,090	3,827,547
Salesforce Inc	8,429	2,159,931
Synopsys Inc (a)	12,472	7,527,101
Workday Inc Class A (a)	16,407	3,787,064
Zscaler Inc (a)	11,266	3,121,245
		62,155,904
Technology Hardware, Storage & Peripherals - 1.5%
Apple Inc	12,287	2,852,304
TOTAL INFORMATION TECHNOLOGY		98,883,495

TOTAL UNITED STATES		135,736,732
TOTAL COMMON STOCKS (Cost $130,682,610)		185,059,949

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $192,744)	4.36	192,705	192,744

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $130,875,354)	185,252,693
NET OTHER ASSETS (LIABILITIES) - 0.0%	(91,086)
NET ASSETS - 100.0%	185,161,607

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,540,499 or 0.8% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,540,499 or 0.8% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,252,612	2,524,896	5,584,764	5,681	-	-	192,744	192,705	0.0%
Fidelity Securities Lending Cash Central Fund	-	24,925	24,925	4	-	-	-	-	0.0%
Total	3,252,612	2,549,821	5,609,689	5,685	-	-	192,744

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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